Income Taxes - Summary of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of effective tax rate [abstract]
Income taxes at Panamanian statutory rates	25.00%	25.00%	25.00%
Stations - Taxable/Panama	(19.60%)	(7.80%)	(5.50%)
Stations - Taxable/Non Panama	9.20%	1.70%	0.90%
Stations - Non Taxable/Non panama	3.40%	(9.40%)	(9.80%)
Dividend tax	10.40%	2.50%	0.00%
(Over) under provided in prior periods	(0.20%)	(0.10%)	0.04%
Provision for income taxes	28.20%	11.90%	10.60%
Net income	$ 88,095	$ 364,045	$ 323,409
Total income tax expense	34,530	49,310	38,271
Profit excluding income tax	122,625	413,355	361,680
Income taxes at Panamanian statutory rates	30,656	103,339	90,420
Stations - Taxable/Panama	(23,986)	(32,043)	(20,150)
Stations - Taxable/Non Panama	11,319	6,856	3,383
Stations - Non Taxable/Non panama	4,106	(38,684)	(35,509)
Dividend tax	12,696	10,297	0
(Over) under provided in prior periods	(261)	(455)	127
Provision for income taxes	$ 34,530	$ 49,310	$ 38,271